Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000237259 [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237259 [Member] | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237259 [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000237259 [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000237259 [Member] | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237259 [Member] | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237259 [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237259 [Member] | Visa, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237259 [Member] | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237259 [Member] | Exxon Mobile Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237259 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000237259 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000237259 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000237259 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000237259 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000237259 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000237259 [Member] | Energy Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000237259 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237259 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238839 [Member] | Victoria's Secret & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000238839 [Member] | Enova International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000238839 [Member] | Sphere Entertainment Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238839 [Member] | Viasat, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238839 [Member] | Peabody Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238839 [Member] | Dana, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238839 [Member] | Tutor Perini Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000238839 [Member] | LCI Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000238839 [Member] | Liberty Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000238839 [Member] | Bread Financial Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000238839 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000238839 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000238839 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000238839 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000238839 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000238839 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000238839 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000238839 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000238839 [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000238839 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238839 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000238839 [Member] | Investments Purchased with Proceeds from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000238839 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)